Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project
#: 1
	$ 38,410,000	Taxes	MEXICO		Government of Mexico, Tax Administration Service
#: 2
	7,370,000	Royalties	MEXICO		Government of Mexico, Tax Administration Service
#: 3
	180,000	Fees	MEXICO		Government of Mexico, Tax Administration Service
#: 4
	8,650,000	Fees	MEXICO		Government of Mexico, Economy Secretary
#: 5
	1,170,000	Fees	MEXICO		Government of Mexico,National Water Commission
#: 6
	1,120,000	Taxes	UNITED STATES	NEVADA	State of Nevada, Nevada Division of Taxation
#: 7
	720,000	Fees	UNITED STATES		Government of the United States of America, Bureau of Land Management
#: 8
	690,000	Taxes	SWITZERLAND	ZÜRICH	Canton of Zurich, Cantonal Tax Office Zurich
#: 9
	460,000	Taxes	UNITED STATES	NEVADA	Elko County, Elko County Treasurer
#: 10
	360,000	Fees	MEXICO	ZACATECAS	Municipality of Chalchihuites
#: 11
	290,000	Fees	UNITED STATES	NEVADA	State of Nevada, Nevada Department of Environmental Protection
#: 12
	280,000	Fees	MEXICO	SONORA	Municipality of Banamichi
#: 13
	110,000	Fees	MEXICO		Government of Mexico, Energy Regulatory Commission
#: 14
	110,000	Fees	MEXICO	COAHUILA DE ZARAGOZA	Municipality of Ocampo
#: 15
	60,000	Fees	MEXICO		Government of Mexico, Secretary of Finance and Administration
#: 16
	50,000	Fees	UNITED STATES	NEVADA	Elko County, Elko County Recorders Office
#: 17
	40,000	Fees	UNITED STATES	NEVADA	State of Nevada, Nevada Department of Wildlife
#: 18
	30,000	Fees	MEXICO		Government of Mexico, Secretary of Communications and Transport
#: 19
	30,000	Fees	MEXICO	SONORA	Government of the State of Sonora
#: 20
	20,000	Fees	MEXICO		Government of Mexico, Secretary of Environment and Natural Resources
#: 21
	20,000	Fees	MEXICO		Government of Mexico, Treasury of the Federation
#: 22
	10,000	Fees	MEXICO		Government of Mexico, National Secretary of Defense
#: 23
	10,000	Fees	MEXICO	DURANGO	Government of the State of Durango
#: 24
	10,000	Fees	UNITED STATES	NEVADA	State of Nevada, Nevada Department of Motor Vehicles
#: 25
	10,000	Fees	MEXICO	COAHUILA DE ZARAGOZA	Government of the State of Coahuila de Zaragoza
#: 26
	10,000	Fees	UNITED STATES	NEVADA	State of Nevada, State emergency response commission
#: 27
	23,610,000	Taxes	MEXICO			San Dimas Silver and Gold Mine
#: 28
	2,100,000	Royalties	MEXICO			San Dimas Silver and Gold Mine
#: 29
	2,530,000	Fees	MEXICO			San Dimas Silver and Gold Mine
#: 30
	5,330,000	Taxes	MEXICO			Santa Elena Silver and Gold Mine
#: 31
	4,740,000	Royalties	MEXICO			Santa Elena Silver and Gold Mine
#: 32
	3,860,000	Fees	MEXICO			Santa Elena Silver and Gold Mine
#: 33
	1,910,000	Taxes	MEXICO			La Encantada Silver Mine
#: 34
	530,000	Royalties	MEXICO			La Encantada Silver Mine
#: 35
	420,000	Fees	MEXICO			La Encantada Silver Mine
#: 36
	1,940,000	Fees	MEXICO			La Parrilla Silver Mine
#: 37
	1,580,000	Taxes	UNITED STATES			Jerritt Canyon Gold Mine
#: 38
	1,120,000	Fees	UNITED STATES			Jerritt Canyon Gold Mine
#: 39
	680,000	Fees	MEXICO			La Guitarra Silver Mine
#: 40
	870,000	Fees	MEXICO			Del Toro Silver Mine
#: 41
	20,000	Taxes	MEXICO			San Martin Silver Mine
#: 42
	430,000	Fees	MEXICO			San Martin Silver Mine
#: 43
	150,000	Fees	MEXICO			La Luz Silver Project
#: 44
	70,000	Fees	MEXICO			La Joya Project
#: 45
	7,540,000	Taxes	MEXICO			Corporate Mexico
#: 46
	100,000	Fees	MEXICO			Corporate Mexico
#: 47
	$ 690,000	Taxes	SWITZERLAND			Corporate Switzerland